Subsequent Events (Details Narrative) - USD ($)														3 Months Ended		12 Months Ended
	May 26, 2021	May 24, 2021	May 18, 2021	Apr. 17, 2021	Apr. 08, 2021	Apr. 07, 2021	Apr. 05, 2021	Mar. 02, 2021	Feb. 23, 2021	Feb. 18, 2021	Feb. 04, 2021	May 04, 2020	Apr. 15, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock issued for services, value																	$ 738,300
Stock issued during period, value																	2,039,303
Revenues														$ 2,565,162	$ 1,953,346	$ 15,781,319	12,523,432
Bankruptcy description																On October 30, 2020, CBAV1, LLC filed a voluntary petition under Chapter 11 of title 11 of the United States Code, as amended (the "Bankruptcy Code"). On October 30, 2020, Cloud b filed a voluntary petition under Chapter 7 of the Bankruptcy Code. On November 15, 2020, a prospective buyer entered into a non-binding letter of intent to purchase the CBAV1 Assets for $2,250,000.
Cash payments																$ (180,489)
Common Stock [Member]
Stock issued for services, shares																	291,736
Stock issued for services, value																	$ 292
Employees [Member]
Stock issued for services, shares														1,262,872
Stock issued for services, value														$ 3,292,190
Paycheck Protection Program [Member]
Proceeds from loan												$ 62,500	$ 789,852
Warrant Exercise Agreement [Member]
Warrant description														Subject to the terms of Agreement, (i) Hudson Bay shall pay to the Company an amount equal to the exercise price in effect as of the date of such exercise multiplied by 2,870,000 shares (as adjusted for any share split or similar transaction after the date hereof) (the "Exercised Warrant Shares") and (ii) the Company shall issue and deliver Incentive Warrants to Hudson Bay to initially purchase an aggregate number of shares equal to the number of Exercised Warrant Shares, which number of shares shall be subject to adjustment upon the exercise of further shares pursuant to the January Warrants.
Subsequent Event [Member]
Stock issued during period, shares		2,870,000
Subsequent Event [Member] | January 2021 Hudson Bay Warrant [Member]
Stock issued during period, shares	4,000,000
Subsequent Event [Member] | Employees [Member]
Stock issued for services, shares								30,000		13,705	255,000
Stock issued for services, value								$ 40,800		$ 52,764	$ 351,900
Stock issued during period, shares									450,000
Stock issued during period, value									$ 792,000
Subsequent Event [Member] | Shareholders [Member] | Earn-Out Target 1 [Member]
Earn-out target description				In the event that the Company (1) develops a minimally viable product for the NFT Technology to validate the utility of the product/platform with features to attract and transact with customers and (2) is successful on-boarding a minimum of 10 approved influential celebrities on or before December 31, 2021, the Company shall issue to Emmersive and/or Emmersive's Shareholders, 1,000,000 Conditional Preferred Units, with Put Rights.
Subsequent Event [Member] | Shareholders [Member] | Earn-Out Target 2 [Member]
Earn-out target description				In the event that the Company generates a minimum of $7,000,000 in annualized booked revenues inclusive of revenues generated from the celebrities onboarded by the Company (collectively "Attributed Revenue") in any three-calendar-month period ending on or before March 31, 2022 (i.e. more than $1,750,000 in Attributed Revenue in a period of three consecutive calendar months), the Company shall issue to Emmersive and/or Emmersive's Shareholders 1,000,000 Conditional Preferred Units, with the Put Rights.
Subsequent Event [Member] | Shareholders [Member] | Earn-Out Target 3 [Member]
Earn-out target description				In the event that the Company generates a minimum of $28,000,000 in annualized Attributed Revenues in any three-calendar-month period ending on or before December 31, 2022 (i.e. more than $7,000,000 in Attributed Revenue in a period of three consecutive calendar months), the Company shall issue to Emmersive and/or Emmersive's Shareholders 1,000,000 Conditional Preferred Units, with Put Rights.
Subsequent Event [Member] | Shareholders [Member] | Earn-Out Target 4 [Member]
Earn-out target description				In the event that the Company generates a minimum of $62,000,000 in annualized Attributed Revenues in any three-calendar-month period ending on or before December 31, 2023 (i.e. more than $15,500,000 in Attributed Revenue in a period of three consecutive calendar months), the Company shall issue to Emmersive and/or Emmersive's Shareholders 1,000,000 Conditional Preferred Units, with Put Rights.
Subsequent Event [Member] | Shareholders [Member] | Maximum [Member] | Earn-Out Target 2 [Member]
Revenues				$ 1,750,000
Subsequent Event [Member] | Shareholders [Member] | Maximum [Member] | Earn-Out Target 3 [Member]
Revenues				7,000,000
Subsequent Event [Member] | Shareholders [Member] | Maximum [Member] | Earn-Out Target 4 [Member]
Revenues				15,500,000
Subsequent Event [Member] | Shareholders [Member] | Minimum [Member] | Earn-Out Target 2 [Member]
Revenues				7,000,000
Subsequent Event [Member] | Shareholders [Member] | Minimum [Member] | Earn-Out Target 3 [Member]
Revenues				28,000,000
Subsequent Event [Member] | Shareholders [Member] | Minimum [Member] | Earn-Out Target 4 [Member]
Revenues				$ 62,000,000
Subsequent Event [Member] | Shareholders [Member] | Preferred Units [Member] | Earn-Out Target 1 [Member]
Preferred units issued				1,000,000
Subsequent Event [Member] | Shareholders [Member] | Preferred Units [Member] | Earn-Out Target 2 [Member]
Preferred units issued				1,000,000
Subsequent Event [Member] | Shareholders [Member] | Preferred Units [Member] | Earn-Out Target 3 [Member]
Preferred units issued				1,000,000
Subsequent Event [Member] | Shareholders [Member] | Preferred Units [Member] | Earn-Out Target 4 [Member]
Preferred units issued				1,000,000
Subsequent Event [Member] | Noteholder [Member]
Stock issued during period, shares			501,250
Debt instrument, face amount			$ 1,000,000
Accrued interest			$ 2,500
Subsequent Event [Member] | Settlement Agreement [Member]
Commitment description							Under the terms of the Settlement, the Company is to make payment in the amount of $25,000 on or before April9, 2021. The Company made the payment on April 8, 2021.
Subsequent Event [Member] | Settlement Agreement [Member] | Safe TV Shop, LLC [Member]
Settlement amount					$ 25,000
Subsequent Event [Member] | Consulting Agreements [Member]
Stock issued for services, shares						150,000
Stock issued for services, value						$ 382,500
Subsequent Event [Member] | Employment Agreement [Member] | Employees [Member] | Common Stock [Member]
Stock issued during period, shares						525,541
Stock issued during period, value						$ 924,952
Subsequent Event [Member] | Employment Agreement One [Member] | Employees [Member] | Common Stock [Member]
Stock issued during period, shares						475,451
Stock issued during period, value						$ 836,794
Subsequent Event [Member] | Employment Agreement Two [Member] | Employees [Member] | Common Stock [Member]
Stock issued during period, shares						597,273
Stock issued during period, value						$ 1,051,200
Subsequent Event [Member] | Asset Contribution Agreement [Member] | Preferred Units [Member]
Preferred units issued				1,000,000
Stock issued during the period exchange				$ 1,000,000
Subsequent Event [Member] | Asset Contribution Agreement [Member] | Preferred Units [Member] | Maximum [Member]
Preferred units issued				4,000,000
Subsequent Event [Member] | Warrant Exercise Agreement [Member]
Warrant, exercise price		$ 3.20
Number of warrants to purchase common stock		2,870,000